Tradr 2X Long VOYG Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,070,741
TOTAL NET ASSETS — 100.0%	$1,070,741

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Voyager Technologies, Inc.	Receive	17.65% (OBFR01* + 1400bps)	At Maturity	10/13/2026	$1,044,265	$-	$(482,157)
Marex	Voyager Technologies, Inc.	Receive	8.65% (OBFR01* + 500bps)	At Maturity	11/21/2026	832,265	-	223,609
TOTAL EQUITY SWAP CONTRACTS								$(258,548)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.